INVENTORIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventory write-offs	$ 6,354	$ 3,270	$ 4,833